INTEGRITY MID-NORTH AMERICAN RESOURCES FUND
Schedule of Investments April 30, 2025 (unaudited)

	Shares	Fair Value
COMMON STOCKS (96.1%)

Consumer Discretionary (1.9%)
*Modine Manufacturing Co	13,000	$1,061,320
*Tesla Inc	4,000	1,128,640
		2,189,960
Energy (68.4%)
*Antero Resources Corp	140,000	4,876,200
Archrock Inc	90,000	2,117,700
Baker Hughes a GE Co	132,000	4,672,800
Coterra EnerCoterra Energy Inc	150,000	3,684,000
Cheniere Energy Inc	35,000	8,088,850
EXPAND ENERGY CORP	10,000	1,039,000
ConocoPhillips	24,000	2,138,880
Diamondback Energy Inc	16,000	2,112,160
EQT Corp	40,000	1,977,600
Excelerate Energy Inc	90,000	2,302,200
Exxon Mobil Corp	50,000	5,281,500
*Gulfport Energy Corp	24,000	4,140,000
HollyFrontier Corp	40,000	1,202,800
Halliburton Co	30,000	594,600
Kodiak Gas Services Inc	74,000	2,516,740
*Par Pacific Holdings Inc	75,000	1,074,000
Patterson UTI Energy Inc	100,000	564,000
Pembina Pipeline Corp	70,000	2,674,000
Permian Resources Corp	410,000	4,838,000
Phillips 66	42,000	4,370,520
Schlumberger Ltd	80,000	2,660,000
Targa Resources Corp	27,000	4,614,300
TransCanada Corp	90,000	4,536,900
Tenaris SA ADR	25,000	832,250
Texas Pacific Land Corp	800	1,031,096
Valero Energy Corp	32,000	3,714,880
TechnipFMC PLC	40,000	1,126,800
*Expro Group Holdings NV	30,000	248,100
		79,029,876
Industrials (10.1%)
*Array Technologies Inc	90,000	430,200
*Chart Industries Inc	11,000	1,484,780
GE Vernova Inc	5,400	2,002,428
*Generac Holdings Inc	5,000	571,900
*NEXTracker Inc	27,000	1,096,470
Primoris Services Corp	16,000	959,520
Quanta Services Inc	3,000	878,070
*Shoals Technologies Group Inc	215,000	776,150
Vertiv Holdings Co	40,000	3,415,200
		11,614,718
Information Technologies (2.6%)
*First Solar Inc	24,000	3,019,680

Utilities (13.1%)
Entergy Corp	42,000	3,493,140
NRG Energy Inc	33,000	3,616,140
NextEra Energy Inc	30,000	2,006,400
Vistra Corp	30,000	3,888,900
Xcel Energy Inc	30,000	2,121,000
		15,125,580

TOTAL INVESTMENTS (Cost $105,434,160)		$110,979,814

OTHER ASSETS LESS LIABILITIES (3.9%)		$4,514,087

NET ASSETS (100.0%)		$115,493,901

*Non-income producing
PLC - Public Limited Company
ADR - American Depositary Receipt

The accompanying notes are an integral part of these financial statements.

NOTE: INVESTMENT IN SECURITIES (unaudited)
At April 30, 2025, the net unrealized appreciation/(depreciation) based on the cost of investments for federal income tax purposes was as follows:

Integrity Mid-North American Resources Fund
Investments at cost	$105,434,160
Unrealized appreciation	$15,117,230
Unrealized depreciation	(9,571,576)
Net unrealized appreciation/(depreciation)*	$5,545,654

*	Differences between financial reporting-basis and tax-basis unrealized appreciation/(depreciation) are due to differing treatment of wash sales.

NOTE: FAIR VALUE MEASUREMENTS (unaudited)

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in three broad levels: Level 1 inputs are based on quoted prices in active markets for identical securities. Level 2 inputs are based on significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc). Level 3 inputs are based on significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The following is a summary of the inputs used to value the Funds’ investments as of April 30, 2025:

Integrity Mid-North American Resources Fund
	Level 1	Level 2	Level 3	Total
Common Stocks	$110,979,814.00	$-	$-	$110,979,814.00
Total	$110,979,814.00	$-	$-	$110,979,814.00